UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service
The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS  66211

Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2017

Item #1. Reports to Stockholders.

INDEX
REMS Real Estate Value Opportunity Fund, REMS Real Estate Income 50/50 Fund, REMS International Real Estate Value Opportunity Fund and Select Value Real Estate Securities Fund (collectively, the “REMS funds”)

REMS Real Estate Value-Opportunity Fund
As of December 31, 2017

Dear REMS Real Estate Value-Opportunity Fund Investors:
Public real estate performed well at the property level in 2017, but lagged broader stock market returns by a wide margin during a bull market year for both domestic and international equities. For the year public real estate indices generated positive single-digit returns driven by returns by a narrow group of real estate enterprises in the emerging infrastructure sector such as cell towers and data centers, which have introduced a technology flavor to REIT indices. In more traditional sectors of real estate the impact of “online” consumer demand drove favorable share prices for industrial real estate but negative share prices for public retail real estate. For the most part, the other core commercial real estate sectors (apartments, hotels, offices) produced mixed public market pricing despite continued solid fundamentals.
REMS Real Estate Value-Opportunity Portfolio’s Institutional Class returned -1.4% in 2017, compared to the NAREIT Equity REIT Index which returned 5.2% for the year. Like in the broader stock market, growth outperformed value by a wide margin in 2017.
Some of the best performing holdings were related to homebuilding and timber, which are in the earlier stages of a market recovery relative to some other types of real estate. The Fund also enjoyed strong returns from office and industrial names with strong underlying market fundamentals in supply-constrained markets.
Detractors to portfolio performance included non-equity REIT asset managers whose stock prices declined this year relative to growth in the underlying value of their quality real estate portfolios. Despite reducing our retail holdings in 2016-2017, our targeted retail positions suffered from an extreme negative stock market reaction to the changing retail fundamentals. This has resulted in a discount from the actual real estate economics and private market values versus public market pricing.
For over twenty years through various cycles and market changes REMS remains true to the singular focus on commercial real estate as a separate asset class using public market equities as a currency to acquire attractive well located real estate at a discount to private market pricing with above average cash flow prospects. This strategy mirrors an appropriately diversified private market real estate position in a public portfolio format. Portfolio positioning is by design oriented away from REIT index and ETF returns in order to more closely resemble real estate returns and project real estate as an asset class.

REMS Real Estate Value-Opportunity Fund
As of December 31, 2017

Our focus continues to be on real estate value opportunities emerging over the back half of the economic cycle. These situations include selected real estate asset enterprises with unrealized real estate gains, improving credit ratings and experienced platforms for reinvestment or distribution to shareholders; non-gateway office, particularly sunbelt markets, which offer another attractive real estate value/ cash flow opportunity under the radar of Wall Street; and specialty hotel assets disconnected in public market value with high cash flow yield and positioned for an increase in economic growth.
These real estate targets are evident in our holdings, where there is little overlap with high profile REITs and the theme is singular special situations with unusual real estate value creation opportunity and specific catalysts to realize capital returns. We expect continued opportunities in public real estate in the year ahead.
As always, we thank you for your investment in the Fund and your continued interest and support.

Sincerely, Edward W. Turville, CFA Managing Director	John E. Webster President

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
Portfolio Holdings by Industry
As of December 31, 2017 (unaudited)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
Comparison of $50,000 Investment
As of December 31, 2017 (unaudited)

	Institutional Class Shares
	Total Return	Average Annual Return*
	One Year	Five Years	Ten Years
	Ended	Ended	Ended
	12/31/2017*	12/31/17	12/31/17
REMS Real Estate Value-Opportunity Fund
Institutional Class Shares	(1.28%)	7.87%	9.00%
NAREIT Equity Index	5.23%	9.46%	7.44%

Past performance is not predictive of future performance.
* The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.
(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)
Important Disclosure Statements
Each Fund's prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2017 and are subject to change at any time.
The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
Comparison of $10,000 Investment
As of December 31, 2017 (unaudited)

	Platform Class Shares
	Total Return	Average Annual Return*
			Since
	One Year	Five Years	Inception
	Ended	Ended	12/22/09 to
	12/31/2017*	12/31/17	12/31/17
REMS Real Estate Value-Opportunity Fund
Platform Class Shares	(1.49%)	7.60%	11.49%
NAREIT Equity Index	5.23%	9.46%	12.46%

Past performance is not predictive of future performance.
* The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.
(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)
Important Disclosure Statements
Each Fund's prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2017 and are subject to change at any time.
The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Schedule of Investments
As of December 31, 2017

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	84.24%
	DIVERSIFIED/OTHER	24.76%
694,800	Colony NorthStar, Inc. - Class A	$ 7,927,668
660,900	iStar Financial Inc.		7,468,170
138,300	JBG SMITH Properties		4,803,159
475,200	Kennedy-Wilson Holdings, Inc. *		8,244,720
933,400	VEREIT, Inc.		7,271,186
			35,714,903
	HEALTHCARE	9.06%
533,300	Brookdale Senior Living, Inc.(a)		5,173,010
302,900	HCP Inc.		7,899,632
			13,072,642
	HOTEL	9.60%
349,600	Hersha Hospitality Trust		6,083,040
353,737	RLJ Lodging Trust		7,771,602
			13,854,642
	MULTI-FAMILY	9.58%
199,000	American Homes 4 Rent		4,346,160
316,000	Five Point Holdings, LLC(a)		4,455,600
135,400	Rayonier, Inc.		4,282,702
25,300	William Lyon Homes - Class A(a)		735,724
			13,820,186
	OFFICE/INDUSTRIAL	24.41%
397,300	Brandywine Realty Trust		7,226,887
454,296	City Office REIT, Inc.		5,910,391
778,200	Cousins Property		7,198,350
332,600	Empire State Realty Trust Inc. “A”		6,828,278
133,700	Liberty Property Trust		5,750,437
585,400	New York REIT, Inc.(a)		2,300,622
			35,214,965
	RETAIL	6.83%
306,100	Brixmor Property Group, Inc.		5,711,826
211,307	Kite Realty Group Trust		4,141,617
			9,853,443
	TOTAL COMMON STOCKS
	(Cost: $111,562,111)		121,530,781

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Schedule of Investments
As of December, 2017 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	PREFERRED STOCK	12.76%
	DIVERSIFIED/OTHER	3.85%
93,740	Farmland Partners Inc., Series B, 6.000%	$ 2,415,680
124,000	iStar Financial Inc., Series I, 7.500%		3,145,756
			5,561,436
	HOTEL	2.40%
128,169	RLJ Lodging Trust, Series A, 1.950%		3,461,845
	MORTGAGE REIT	5.27%
119,392	Colony Northstar, Inc., Series H, 7.125%		2,985,994
184,940	Resource Capital Corp., Series B, 8.250%		4,621,650
			7,607,644
	RETAIL	1.24%
81,500	CBL & Associates Properties, Inc., Series D, 7.375%		1,781,590
	TOTAL PREFERRED STOCKS
	(Cost: $13,735,981)		18,412,515
	TOTAL LONG POSITIONS
	(Cost: $125,298,092)	97.00%	139,943,296
	NET INVESTMENTS IN SECURITIES	97.00%
	(Cost: $125,298,092)		139,943,296
	Other assets, net of liabilities	3.00%	4,330,313
	NET ASSETS	100.00%	$144,273,609

	SECURITIES SOLD SHORT
	COMMON STOCK	(2.19)%
	EXCHANGE TRADED FUNDS	(2.19)%
(48,100)	Real Estate Select Sector SPDR ETF	$ (1,584,414)
(19,000)	Vanguard REIT ETF		(1,576,620)
			(3,161,034)
	TOTAL COMMON STOCKS SOLD SHORT
	(Premiums received: $3,101,139)		$ (3,161,034)

*	All or a portion of position is segregated as collateral for securities sold short. The segregated market value of collateral is $6,712,715
(a)	Non-income producing.
See Notes to Financial Statements

REMS Real Estate Income 50/50 Fund
As of December 31, 2017

Dear REMS Real Estate Income 50/50 Investors:
For the sixth consecutive year, REMS Real Estate Income 50/50 Fund continued to generate positive total returns and generous yields as favorable pricing from the REIT preferred portion of the portfolio provided the key contribution to capital returns. For the year 2017, REMS Real Estate Income 50/50 Portfolio returned 3.7%, compared to 5.2% for the NAREIT Equity REIT Index and 3.5% for the Bloomberg Barclays US Aggregate Bond Index.
REIT preferred pricing benefitted from favorable yield spreads, continued improving credit metrics and the more gradual pace of interest rate normalization. The biggest detractor to common equity returns were in targeted retail positions which suffered from an extreme negative reaction to the changing fundamentals related to brick and mortar retail.
The Real Estate Income 50/50 Fund’s common equities offer an attractive dividend yield while representing well-positioned commercial real estate assets trading at meaningful discounts to net asset value. The REIT preferred positions remain spread across 33 issuers encompassing a diversified set of property and credit exposures. With the US economy positioned to generate stronger growth in 2018, the visibility of continuing cash flow and common dividend growth plus strong credit metrics for both preferred and equity real estate positions remains quite high.
Preferreds comprised approximately 54% of the portfolio value at year-end 2017. As individual preferred issues get called or prices rise to a premium to call values, we are gradually increasing the common equity weights in the portfolio to take advantage of opportunities that are emerging in discounted valuations and attractive dividend yields. Looking forward, we continue to expect rising common dividend yields supported by growing rents and high occupancies as well as historically low leverage levels.
At year-end, the REMS Real Estate Income 50-50 Portfolio offers a net yield of 5.7% which remains attractive as a fixed income alternative with capital value upside in the common equity positions which are trading at a discount to the private market valuation of their real estate holdings. REMS continues to view the Real Estate Income 50-50 Portfolio as an attractive income alternative with moderate volatility and capital value upside.
As always, we thank you for your investment in the Fund and your continued interest and support.

Sincerely, Edward W. Turville, CFA Managing Director	John Webster President

REMS REAL ESTATE INCOME 50/50 FUND
Portfolio Holdings by Strategy
As of December 31, 2017 (unaudited)

REMS REAL ESTATE INCOME 50/50 FUND
Comparison of $50,000 Investment
As of December 31, 2017 (unaudited)

	Institutional Class Shares
	Total Return	Average Annual Return*
			Since
	One Year	Five Years	Inception
	Ended	Ended	4/4/2011 to
	12/31/2017*	12/31/17	12/31/2017
REMS Real Estate Income 50/50 Fund Institutional Class	3.73%	7.74%	8.16%
NAREIT Equity Index	5.23%	9.46%	9.87%

Past performance is not predictive of future performance.
* The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.
The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITS listed in the NYSE, AMEX, and NASDAQ National Market.
(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)
On April 4, 2011, Real Estate Management Services Group, LLC became the Investment Advisor to the Fund and the Fund's investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the graph.
Important Disclosure Statements
Each Fund's prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2017 and are subject to change at any time.
The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS REAL ESTATE INCOME 50/50 FUND
Comparison of $10,000 Investment
As of December 31, 2017 (unaudited)

	Platform Class Shares
	Total Return	Average Annual Return*
			Since
	One Year	Five Years	Inception
	Ended	Ended	4/4/2011 to
	12/31/2017*	12/31/17	12/31/2017
REMS Real Estate Income 50/50 Fund Platform Class	3.34%	7.44%	7.82%
NAREIT Equity Index	5.23%	9.46%	9.87%

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.
* The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.
The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.
(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)
On April 4, 2011, Real Estate Management Services Group, LLC became the Investment Advisor to the Fund and the Fund's investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the graph.
Important Disclosure Statements
Each Fund's prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2017 and are subject to change at any time.
The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS REAL ESTATE INCOME 50/50 FUND

Schedule of Investments
As of December 31, 2017

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	45.03%
	DIVERSIFIED/OTHER	12.21%
291,400	Colony NorthStar, Inc.	$ 3,324,874
6,500	Crown Castle International Corp.		721,565
123,500	Kennedy-Wilson Holdings Inc.		2,142,725
330,200	VEREIT, Inc.		2,572,258
			8,761,422
	HEALTHCARE	4.01%
110,500	HCP, Inc.		2,881,840
	HOTEL	7.95%
158,546	Hersha Hospitality Trust		2,758,700
71,000	Host Hotels & Resorts Inc.		1,409,350
69,900	RLJ Lodging Trust		1,535,703
			5,703,753
	OFFICE/INDUSTRIAL	14.12%
160,700	Brandywine Realty Trust		2,923,133
200,993	City Office REIT, Inc.		2,614,919
53,300	Gramercy Property Trust		1,420,978
73,900	Liberty Property Trust		3,178,439
			10,137,469
	MULTI-FAMILY	3.36%
183,600	CatchMark Timber Trust Inc.		2,410,668
	RETAIL	3.38%
75,000	Brixmor Property Group, Inc.		1,399,500
52,400	Kite Realty Group		1,027,040
			2,426,540
	TOTAL COMMON STOCKS
	(Cost: $27,174,952)		32,321,692

	PREFERRED STOCK	53.65%
	CONVERTIBLE PREFERRED	5.18%
37,300	Ramco-Gershenson Properties Trust, Series D, 7.250% .		2,150,718
58,000	RLJ Lodging Trust, Series A, 1.950%		1,566,580
			3,717,298

REMS REAL ESTATE INCOME 50/50 FUND

Schedule of Investments
As of December 31, 2017 (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	DIVERSIFIED/OTHER	13.66%
31,000	Colony NorthStar, Inc., Series G, 7.500%	$ 779,650
40,700	Digital Realty Trust, Series C, 6.625%		1,037,443
17,500	Digital Realty Trust, Series G, 5.875%		482,825
30,400	Farmland Partners Inc., Series B, 6.000%		783,408
46,700	National Storage Affiliates Trust, Series A, 6.000%		1,216,068
41,500	iStar Financial Inc., Series D, 8.000%		1,052,855
46,700	iStar Financial Inc., Series I, 7.500%		1,184,732
30,200	Public Storage, Series A, 5.875%		801,206
45,800	VEREIT, Inc., Series F, 6.700%		1,171,106
51,900	Vornado Realty Trust, Series L, 5.400%		1,291,791
			9,801,084
	HEALTHCARE	1.73%
48,800	Sabra Health Care REIT, Inc., Series A, 7.125%		1,242,936
	HOTEL	5.12%
31,800	Hersha Hospitality Trust, Series C, 6.875%		796,590
20,000	Hersha Hospitality Trust, Series D, 6.500%		493,200
39,400	LaSalle Hotel Properties, Series I, 6.375%		988,940
28,800	Summit Hotel Properties, Series E, 6.250%		739,296
26,130	Sunstone Hotel Investors, Series F, 6.450%		656,386
			3,674,412
	INDUSTRIAL	5.88%
31,500	Monmouth Real Estate Investment Corp.,
	Series C, 6.125%		788,760
7,020	PS Business Parks, Inc., Series T, 6.000%		175,500
44,600	PS Business Parks, Inc., Series U, 5.750%		1,126,150
9,400	PS Business Parks, Inc., Series X, 5.250%		237,444
8,400	PS Business Parks, Inc., Series Y, 5.200%		210,840
51,200	Rexford Industrial Realty, Series A, 5.875%		1,303,040
15,000	Rexford Industrial Realty, Series B, 5.875%		379,950
			4,221,684
	MORTGAGE REIT	3.74%
34,200	Annaly Capital Management, Series C, 7.625%		871,758
18,300	Annaly Capital Management, Series D, 7.500%		464,088
53,919	Resource Capital Corp., Series B, 8.250%		1,347,436
			2,683,282

REMS REAL ESTATE INCOME 50/50 FUND

Schedule of Investments
As of December 31, 2017 (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MULTI-FAMILY	4.19%
32,600	American Homes 4 Rent, Series D, 6.500%		$ 892,588
17,000	American Homes 4 Rent, Series E, 6.350%		455,430
30,400	Investors Real Estate Trust, Series C, 6.625%		789,184
31,900	UMH Properties, Inc., Series B, 8.000%		870,232
			3,007,434
	OFFICE	3.60%
31,700	Boston Properties, Inc., Series B, 5.250%		802,644
40,000	City Office REIT, Series A, 6.625%		1,007,200
30,800	SL Green Realty Corp., Series I, 6.500%		772,464
			2,582,308
	RETAIL	10.55%
39,400	CBL & Associates Properties, Inc., Series D, 7.375%		861,284
20,100	CBL & Associates Properties, Inc., Series E, 6.625%		443,205
18,415	Developers Diversified Realty Corp., Series J, 6.500%		462,216
33,140	Developers Diversified Realty Corp., Series K, 6.250%		850,704
31,400	General Growth Properties, Inc., Series A, 6.375%		792,536
31,700	Pennsylvania Real Estate Investment Trust,
	Series C, 7.200%		821,030
32,100	Saul Centers, Inc., Series C, 6.875%		810,525
44,500	Taubman Centers Inc., Series K, 6.250%		1,122,735
56,800	Washington Prime Group, Series I, 6.875%		1,406,936
			7,571,171
	TOTAL PREFERRED STOCKS
	(Cost: $39,580,954)		38,501,609
	TOTAL LONG POSITIONS
	(Cost: $66,755,906)	98.68%	70,823,301
	NET INVESTMENTS IN SECURITIES	98.68%
	(Cost: $66,755,906)		70,823,301
	Other assets, net of liabilities	1.32%	949,808
	NET ASSETS	100.00%	$ 71,773,109

See Notes to Financial Statements

REMS International Real Estate Value-Opportunity Fund
As of December 31, 2017

Dear Fellow REMS International Real Estate Value-Opportunity Fund Investor:
The REMS International Real Estate Value-Opportunity Fund achieved a total return of +27.1% in 2017 ahead of the EPRA/NAREIT Developed Ex USA Index which achieved a 20.0% total return. High returns over the year from the fund resulted from a number of factors including takeover activity on four individual investments, the positive impact from management’s reorganization of two investments, accelerating fundamentals in markets such as Spain and Ireland, and strength in foreign currency compared to the U.S Dollar. Weaker total returns were achieved in REMS’ investments in the U.K and Japan.
Following the recycling of successful investments over the year, the REMS International Real Estate Value-Opportunity Fund is a concentrated portfolio of 24 investment positions diversified by region and property type. Key investments are focused on urban real estate in cities that are at earlier stages of a real estate cycle relative to the U.S, such as Dublin, Hong Kong, Madrid and German cities. Residential real estate including multifamily rental and some homebuilders is the largest asset type followed by office and retail. REMS’ retail exposure is deliberately in assets with tenants that are being less impacted by structural technology changes.
Valuation of the REMS International Real Estate Value-Opportunity Fund remains attractive with average discounts of almost 20% below the private market value of the real estate, low cash flow multiples and earnings growth expected to exceed 10% per year over the next 2 years. Soon to enter its fifth year, REMS is pleased with the performance of the fund over 2017, and anticipates that this concentrated portfolio of high quality international real estate investments will continue to offer the potential for an attractive total return outlook.
As always, we thank you for your investment in the fund and your continued interest and support.
Sincerely,
Quentin Velleley, CFA                   John Webster

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Portfolio Holdings by Country
As of December 31, 2017 (unaudited)

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Comparison of $50,000 Investment
As of December 31, 2017 (unaudited)

Institutional Class Shares
	Total	Average
	Return	Annual Return
Since
	One Year	Inception
	Ended	3/19/14 to
	12/31/17*	12/31/17*
REMS International Real Estate Value-Opportunity Fund
Institutional Class Shares	27.11%	6.21%
EPRA/NAREIT Global ex U.S. Equity Index	25.69%	6.95%

Past performance is not predictive of future performance.
* The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The EPRA/NAREIT Global ex US Equity Index is a family of indices using specific fundamental factors that weight index constituents, rather than market capitalization. The weights are therefore not dependent upon price-based stock market based valuations.
(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)
Important Disclosure Statements
Each Fund's prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2017 and are subject to change at any time.
The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Schedule of Investments
As of December 31, 2017

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCK	87.71%
	DIVERSIFIED	24.42%
677,500	Ichigo	$ 2,567,495
165,000	Land Securities Group PLC		2,245,444
145,200	Merlin Properties SOCIMI, S.A.		1,968,755
692,700	Swire Properties Ltd.		2,234,259
676,700	The Wharf (Holdings) Ltd.		2,338,555
346,700	Wharf Real Estate Investment Co. Ltd. *		2,307,517
			13,662,025
	HOTEL	8.73%
192,700	Belmond Ltd.		2,360,575
134,000	Hispania Activos Immobiliarios SOCIMI SA		2,524,358
			4,884,933
	MULTI-FAMILY/HOUSING	21.76%
53,506	Aedas Homes SL *		1,964,583
66,600	BUWOG AG		2,297,516
1,530,200	Gateway Lifestyle Holdings Pty Ltd.		2,602,868
1,187,600	Glenveagh Properties PLC*		1,672,530
1,062,700	Irish Residential Properties		1,912,707
34,698	Vonovia SE		1,723,242
			12,173,446
	OFFICE/INDUSTRIAL	21.59%
66,600	CA Immobilien Anlagen AG		2,062,171
1,922,300	Corporacion Inmobiliaria Vesta SAB		2,381,550
56,400	Derwent London PLC		2,374,176
797,500	Hibernia REIT PLC		1,458,351
125,900	Mitsubishi Estate Co., Ltd.		2,190,051
63,374	VIB Vermogen AG		1,612,106
			12,078,405
	RETAIL	11.21%
2,248,800	Capital & Regional PLC		1,776,087
405,600	Hysan Development Co. Ltd.		2,151,841
1,290,100	Shopping Centres Australasia Property Group		2,345,453
			6,273,381
	TOTAL COMMON STOCK
	(Cost: $44,373,880)		49,072,190

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Schedule of Investments
As of December 31, 2017 (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	4.89%
	REAL ESTATE	4.89%
67,500	SPDR Dow Jones International Real Estate
	(Cost: $2,575,186)		$ 2,733,075
	MONEY MARKET	7.02%
3,928,892	Money Market Fiduciary, 0.00274%** ***
	(Cost: $3,928,892)		3,928,892
	NET INVESTMENTS IN SECURITIES	99.62%
	(Cost: $50,877,958)		55,734,157
	Other assets, net of liabilities	0.38%	215,602
	NET ASSETS	100.00%	$ 55,949,759

*	Non-income producing
**	Effective 7 day yield as of December 31, 2017.
***
The Fund invests a significant amount (7.02% as of December 31, 2017) in UMB's Money Market Fiduciary. UMB's Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publically traded on open markets.

See Notes to Financial Statements

REMS GROUP FUNDS

Statements of Assets & Liabilities

December 31, 2017

				REMS
				International
	REMS Real	REMS		Real Estate
	Estate Value-	Real Estate		Value-
	Opportunity	Income		Opportunity
	Fund	50/50 Fund		Fund
ASSETS
Investments at value (identified cost of $125,298,092,
$66,755,906 and $50,877,958
respectively) (Note 1)	$139,943,296	$70,823,301		$55,734,157
Cash	—	—		14,793
Deposits with brokers for securities sold short	2,034,463	—		—
Receivable for investments sold	9,210,716	733,566		—
Receivable for capital stock sold	54,308	252		14,982
Dividends and interest receivable	959,392	533,821		119,087
Tax reclaim receivable	—	—		11,112
Due from advisor	—	—		40,690
Prepaid expenses	97,673	41,152		30,521
TOTAL ASSETS	152,299,848	72,132,092		55,965,342
LIABILITIES
Securities sold short at fair value (identified
proceeds $3,101,139, $—, and $—)
(Notes 1 and 9)	3,161,034	—		—
Liabilities in excess of balance with custodians	4,138,434	305,492		—
Due to broker	—	—		68
Payable for capital stock redeemed	569,857	31,109		—
Accrued interest payable	12,828	934		—
Accrued investment advisory fees	128,762	3,172		—
Accrued administration and transfer agent	3,758	1,480		915
Accrued accounting fees	1,959	631		5,000
Other accrued expenses	9,607	16,165		9,600
TOTAL LIABILITIES	8,026,239	358,983		15,583
NET ASSETS	$144,273,609	$71,773,109		$55,949,759
Net Assets Consist of:
Paid-in-capital	$136,480,682	$66,111,679		$49,918,430
Accumulated net investment income (loss)	—	—		67,741
Accumulated net realized gain (loss) on investments
and securities sold short	(6,792,382)	1,594,035		1,106,032
Net unrealized appreciation (depreciation) of
investments and securities sold short	14,585,309	4,067,395		4,857,556
Net Assets	$144,273,609	$71,773,109		$55,949,759
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Institutional Class *
Net Assets	$130,209,507	$69,390,683		$55,949,759
Shares Outstanding (unlimited number of shares
authorized without par value)	10,203,166	5,598,006		4,775,230
Net Asset Value and Offering Price Per Share	$12.76	$12.40	(A)	$11.72	(A)
Platform Class
Net Assets	$14,064,102	$2,382,426		N/A
Shares Outstanding (unlimited number of shares
authorized without par value)	1,115,376	194,596		N/A
Net Asset Value and Offering Price Per Share	$12.61	$12.24	(A)	N/A

*	Prior to June 28, 2017, REMS International Real Estate Value-Opportunity Fund's Institutional Shares were named Founders Shares.
(A)	Certain redemptions made within 90 days of purchase may include a 2% redemption fee.
See Notes to Financial Statements

REMS GROUP FUNDS

Statements of Operations

For the year ended December 31, 2017

			REMS
			International
	REMS Real	REMS	Real Estate
	Estate Value-	Real Estate	Value-
	Opportunity	Income	Opportunity
	Fund	50/50 Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $ — ,
$ — and $90,797, respectively)	$6,750,964	$3,564,892	$975,584
Interest	2,654	3,585	549
Total investment income	6,753,618	3,568,477	976,133
EXPENSES
Investment advisory fees (Note 2)	2,425,981	416,860	406,098
12b-1 fees, Platform Class (Note 2)	49,907	6,087	—
Recordkeeping and administrative services (Note 2)	57,465	10,011	2,411
Accounting fees (Note 2)	58,605	16,638	29,957
Custodian fees	23,648	12,456	38,862
Transfer agent fees (Note 2)	54,704	23,313	7,613
Professional fees	115,873	38,669	13,092
Filing and registration fees	72,000	33,500	9,250
Trustee fees	10,556	3,528	1,317
Compliance fees	18,280	6,075	2,344
Shareholder reporting	25,444	18,294	9,390
Shareholder servicing (Note 2)
Institutional Class	208,183	72,631	23,845
Platform Class	26,691	1,385	—
Dividend expense	136,173	—	—
Interest expense	153,393	4,711	4,889
Other	37,118	18,604	12,894
Total expenses	3,474,021	682,762	561,962
Advisory fee waivers and reimbursed
expenses (Note 2)	(102,084)	(88,366)	(455,543)
Net Expenses	3,371,937	594,396	106,419
Net investment income (loss)	3,381,681	2,974,081	869,714
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	11,036,419	1,749,825	2,000,541
Net realized gain (loss) on short positions	(674,644)	—	(15,651)
Net realized gain (loss) on foreign
currency transactions	—	—	13,068
Net increase (decrease) in unrealized appreciation
(depreciation) of investments	(16,369,283)	(1,831,935)	5,510,009
Net increase (decrease) in unrealized appreciation
(depreciation) of securities sold short	(251,454)	—	—
Net increase (decrease) in unrealized appreciation
(depreciation) of foreign currency transactions	—	—	1,447
Net realized and unrealized gain (loss) on
investments and securities sold short	(6,258,962)	(82,110)	7,509,414
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$(2,877,281)	$2,891,971	$8,379,128

See Notes to Financial Statements

REMS GROUP FUNDS
Statements of Changes in Net Assets

	REMS Real Estate Value-		REMS Real Estate
	Opportunity Fund		Income 50/50 Fund
	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$3,381,681	$2,960,108	$2,974,081	$3,692,666
Net realized gain (loss) on investments,
securities sold short and
foreign currency transactions	10,361,775	47,605,079	1,749,825	9,088,879
Net increase (decrease) in unrealized
appreciation (depreciation) of
investments, securities sold short and
foreign currency transactions	(16,620,737)	(17,484,364)	(1,831,935)	(3,201,073)
Increase (decrease) in net assets
from operations	(2,877,281)	33,080,823	2,891,971	9,580,472
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(3,152,877)	(2,799,116)	(2,891,959)	(3,607,478)
Platform Class	(228,804)	(160,992)	(82,122)	(85,188)
Net realized gain
Institutional Class	(21,760,603)	(38,229,206)	(890,880)	(8,202,608)
Platform Class	(2,097,553)	(3,376,648)	(25,132)	(234,662)
Decrease in net assets from distributions	(27,239,837)	(44,565,962)	(3,890,093)	(12,129,936)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	41,763,578	79,554,771	12,880,882	11,389,217
Platform Class	2,725,767	5,291,835	47,125	89,078
Distributions reinvested
Institutional Class	19,061,480	30,519,195	3,122,117	8,157,626
Platform Class	2,205,505	3,324,226	102,242	305,546
Shares redeemed
Institutional Class	(162,943,702)	(196,429,095)	(35,275,455)	(28,916,029)
Platform Class	(13,298,626)	(18,958,357)	(240,878)	(270,620)
Increase (decrease) in net assets from
capital stock transactions	(110,485,998)	(96,697,425)	(19,363,967)	(9,245,182)
NET ASSETS
Increase (decrease) during period	(140,603,116)	(108,182,564)	(20,362,089)	(11,794,646)
Beginning of period	284,876,725	393,059,289	92,135,198	103,929,844
End of period**	$144,273,609	$284,876,725	$71,773,109	$92,135,198
**Includes undistributed net investment
income (loss) of:	$—	$—	$—	$—

*	Prior to June 28, 2017, REMS International Real Estate Value-Opportunity Fund's Institutional Shares were named Founders Shares.
See Notes to Financial Statements

REMS GROUP FUNDS
Statements of Changes in Net Assets (Continued)
	REMS International Real Estate
	Value-Opportunity Fund*
	For the	For the
	year ended	year ended
	December 31,	December 31,
	2017	2016
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$869,714	$318,477
Net realized gain (loss) on investments, securities sold short and
foreign currency transactions	1,997,958	(312,120)
Net increase (decrease) in unrealized appreciation (depreciation) of
investments, securities sold short and foreign currency transactions	5,511,456	(206,651)
Increase (decrease) in net assets from operations	8,379,128	(200,294)
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(992,831)	(142,222)
Platform Class	—	—
Net realized gain
Institutional Class	(564,821)	—
Platform Class	—	—
Decrease in net assets from distributions	(1,557,652)	(142,222)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	33,715,238	12,266,307
Platform Class	—	—
Distributions reinvested
Institutional Class	1,378,886	93,781
Platform Class	—	—
Shares redeemed
Institutional Class	(6,302,064)	(440,825)
Platform Class	—	—
Increase (decrease) in net assets from capital stock transactions	28,792,060	11,919,263
NET ASSETS
Increase (decrease) during period	35,613,536	11,576,747
Beginning of period	20,336,223	8,759,476
End of period**	$55,949,759	$20,336,223
**Includes undistributed net investment income (loss) of:	$67,741	$174,823

*	Prior to June 28, 2017, REMS International Real Estate Value-Opportunity Fund's Institutional Shares were named Founders Shares.
See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Statements of Cash Flows

As of December 31, 2017

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(2,877,281)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(94,801,950)
Proceeds from disposition of investment securities	191,886,532
Proceeds from short sales	37,781,105
Closed short transactions	(40,406,061)
Sale of short term securities, net	32,553,289
Decrease (increase) in deposits with brokers for securities sold short	2,652,261
Decrease (increase) in receivables for securities sold	(2,923,387)
Decrease (increase) in dividends and interest receivable	328,727
Decrease (increase) in prepaid assets	(39,723)
Increase (decrease) in payable for securities purchased	(1,920,979)
Increase (decrease) in interest payable	7,490
Increase (decrease) in accrued management fees	(94,716)
Increase (decrease) in other accrued expense	(12,919)
Unrealized appreciation on investments and securities sold short	16,620,737
Net realized gain from investments
(net of $2,013,940 of capital gain distributions)	(8,347,835)
Return of capital dividends received	2,874,239
Net cash provided by operating activities	133,279,529
Cash flows from financing activities:
Proceeds from shares sold	45,333,379
Payments on shares redeemed	(176,778,490)
Cash distributions paid	(5,972,852)
Net cash used in financing activities	(137,417,963)
Net increase (decrease) in cash	(4,138,434)
Cash:
Beginning balance	—
Ending balance	$(4,138,434)
Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of
reinvestment of dividend distributions	$21,266,985
Cash financing activities not included herein consist of
interest paid	$145,903

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights

Selected per Share Data Throughout each Year

		Institutional Class Shares(1)
		Years Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$15.17	$16.01	$17.79	$15.53	$14.24
Investment activities
Net investment income (loss)	0.21	0.14	0.11	0.11	0.12
Net realized and unrealized gain
(loss) on investments	(0.37)	1.44	(0.27)	2.74	1.97
Total from investment activities	(0.16)	1.58	(0.16)	2.85	2.09
Distributions
Net investment income	(0.21)	(0.15)	(0.11)	(0.12)	(0.11)
Realized gains	(2.04)	(2.27)	(1.51)	(0.47)	(0.69)
Total distributions	(2.25)	(2.42)	(1.62)	(0.59)	(0.80)
Net asset value, end of year	$12.76	$15.17	$16.01	$17.79	$15.53
Total Return	(1.28%)	9.89%	(0.95%)	18.48%	14.75%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	1.41%	1.40%	1.41%	1.36%	1.45%
Expenses, net of fees paid indirectly/before
waiver or recovery	1.41%	1.40%	1.41%	1.36%	1.44%
Expenses, net of fees paid indirectly
and waiver or recovery	1.37%	1.39%	1.41%	1.36%	1.44%
Net investment income	1.41%	0.86%	0.63%	0.67%	0.75%
Portfolio turnover rate	43.77%	34.05%	50.77%	42.46%	40.88%
Net assets, end of year (000's)	$130,210	$259,803	$356,188	$418,902	$288,683

(1)	Per share amounts calculated using the average number of shares outstanding throughout the year.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund's expense limitation agreement.
See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights (Continued)

Selected per Share Data Throughout each Year

		Platform Class Shares(1)
		Years Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$15.01	$15.86	$17.64	$15.40	$14.13
Investment activities
Net investment income	0.17	0.10	0.07	0.07	0.08
Net realized and unrealized gain
on investments	(0.36)	1.42	(0.27)	2.71	1.95
Total from investment activities	(0.19)	1.52	(0.20)	2.78	2.03
Distributions
Net investment income	(0.17)	(0.10)	(0.07)	(0.09)	(0.07)
Realized gains	(2.04)	(2.27)	(1.51)	(0.45)	(0.69)
Total distributions	(2.21)	(2.37)	(1.58)	(0.54)	(0.76)
Net asset value, end of year	$12.61	$15.01	$15.86	$17.64	$15.40
Total Return	(1.49%)	9.62%	(1.22%)	18.17%	14.42%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	1.70%	1.65%	1.66%	1.61%	1.70%
Expenses, net of fees paid indirectly/before
waiver or recovery	1.70%	1.65%	1.66%	1.61%	1.69%
Expenses, net of fees paid indirectly
and waiver or recovery	1.62%	1.64%	1.66%	1.61%	1.69%
Net investment income	1.20%	0.61%	0.38%	0.42%	0.50%
Portfolio turnover rate	43.77%	34.05%	50.77%	42.46%	40.88%
Net assets, end of year (000's)	$14,064	$25,074	$36,871	$38,509	$34,637

(1)	Per share amounts calculated using the average number of shares outstanding throughout the year.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund's expense limitation agreement.
See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND

Financial Highlights (Continued)

Selected per Share Data Throughout each Year

		Institutional Class Shares(B)
		Years Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$12.52	$13.02	$14.68	$12.54	$13.34
Investment activities
Net investment income (loss)(1)	0.45	0.69	0.43	0.44	0.51
Net realized and unrealized gain (loss)
on investments	0.01	0.51	(0.04)	2.39	(0.32)
Total from investment activities	0.46	1.20	0.39	2.83	0.19
Distributions
Net investment income	(0.45)	(0.48)	(0.46)	(0.45)	(0.50)
Net realized gain	(0.13)	(1.22)	(1.59)	(0.14)	(0.45)
Return of capital	—	—	—	(0.10)	(0.04)
Total distributions	(0.58)	(1.70)	(2.05)	(0.69)	(0.99)
Net asset value, end of year	$12.40	$12.52	$13.02	$14.68	$12.54
Total Return	3.73%	9.31%	2.69%	23.04%	1.34%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	0.81%	0.77%	0.84%	0.85%	0.86%
Expenses, net of fees paid indirectly/
before waiver or recovery	0.81%	0.77%	0.84%	0.85%	0.86%
Expenses, net of fees paid indirectly
and waiver or recovery	0.71%	0.71%	0.80%	0.80%	0.80%
Net investment income (loss)	3.57%	5.13%	2.99%	3.23%	3.71%
Portfolio turnover rate	36.06%	29.42%	26.89%	22.72%	39.75%
Net assets, end of year (000's)	$69,391	$89,635	$101,451	$137,969	$119,900

(1)	Per share amounts calculated using the average number of shares outstanding throughout the year.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund's expense limitation agreement.
(B)	The Board of Directors of the World Funds, Inc. approved the change in name of the “Investor” share class to the “Institutional” share class effective January 1,2011.
See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND

Financial Highlights (Continued)

Selected per Share Data Throughout each Year

		Platform Class Shares(B)
		Years Ended December 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$12.38	$12.89	$14.55	$12.43	$13.22
Investment activities
Net investment income (loss)(1)	0.41	0.65	0.39	0.41	0.46
Net realized and unrealized gain (loss)
on investments	(0.01)	0.51	(0.04)	2.36	(0.31)
Total from investment activities	0.40	1.16	0.35	2.77	0.15
Distributions
Net investment income	(0.41)	(0.45)	(0.42)	(0.41)	(0.45)
Net realized gain	(0.13)	(1.22)	(1.59)	(0.14)	(0.45)
Return of capital	—	—	—	(0.10)	(0.04)
Total distributions	(0.54)	(1.67)	(2.01)	(0.65)	(0.94)
Net asset value, end of year	$12.24	$12.38	$12.89	$14.55	$12.43
Total Return	3.34%	9.05%	2.46%	22.74%	1.03%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	1.06%	1.02%	1.09%	1.10%	1.20%
Expenses, net of fees paid indirectly/
before waiver or recovery	1.06%	1.02%	1.09%	1.10%	1.20%
Expenses, net of fees paid indirectly
and waiver or recovery	0.96%	0.96%	1.05%	1.05%	1.14%
Net investment income	3.37%	4.88%	2.74%	2.98%	3.37%
Portfolio turnover rate	36.06%	29.42%	26.89%	22.72%	39.75%
Net assets, end of year (000's)	$2,382	$2,500	$2,479	$2,488	$2,417

(1)	Per share amounts calculated using the average number of shares outstanding throughout the year.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund's expense limitation agreement.
(B)	The Board of Directors of the World Funds, Inc. approved the change in name of the Class A shares to the Platform Class shares effective November 15, 2013.
See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Year
		Institutional Class Shares(A)

				March 19, 2014*
				through
	Years Ended December 31,			December 31,
	2017	2016	2015	2014

Net asset value, beginning of period	$9.48	$9.65	$10.07	$10.00
Investment activities
Net investment income (1)	0.24	0.28	0.19	0.05
Net realized and unrealized gain (loss) on investments
and foreign currency transactions	2.33	(0.36)	(0.32)	0.06
Total from investment activities	2.57	(0.08)	(0.13)	0.11
Distributions
Net investment income	(0.21)	(0.09)	(0.15)	(0.04)
Realized gains	(0.12)	—	(0.14)	—
Total distributions	(0.33)	(0.09)	(0.29)	(0.04)
Net asset value, end of period	$11.72	$9.48	$9.65	$10.07
Total Return	27.11%	(0.88%)	(1.31%)	1.06	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.38%	1.56%	2.64%	3.33	%**
Expenses, net of management fee waivers and
reimbursements	0.26%	0.01%	0.00%	0.00	%**
Net investment income	2.14%	2.92%	1.91%	0.61	%**
Portfolio turnover rate	48.61%	40.15%	15.25%	1.47	%***
Net assets, end of period (000's)	$55,950	$20,336	$8,759	$4,037

*	Commencement of operations
**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average shares outstanding throughout the period.
(A)	Prior to June 28, 2017, the REMS International Real Estate Value-Opportunity Fund's Institutional Shares were named Founders Shares.
See Notes to Financial Statements

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2017

Note 1 – Significant Accounting Policies
The REMS Real Estate Value-Opportunity Fund, the REMS Real Estate Income 50/50 Fund and the REMS International Real Estate Value-Opportunity Fund (the “Funds”) are non-diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The REMS Real Estate Value-Opportunity Fund (“REMS Value”) was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, REMS Value was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, REMS Value was reorganized from TWF into the Trust. REMS Value maintains its financial statements, information and performance history in accordance with the reorganizations.
The REMS Real Estate Income 50/50 Fund (“REMS 50/50”) was established in 1997 as a series of TWF. Effective August 21, 2008, REMS 50/50 Institutional Shares were re-designated as Investor Shares. Effective December 31, 2010, the Board of Directors of TWF (the “Board”) approved Real Estate Management Services Group, LLC (REMS”) to act as investment advisor to REMS 50/50, subject to shareholder approval. Concurrent with this action, the Board changed the name of the Fund to REMS 50/50. Effective January 1, 2011, the Investor Shares were re-named Institutional Shares. On April 4, 2011, shareholders approved the appointment of REMS as Advisor to REMS 50/50. Effective November 15, 2013, the REMS 50/50 A Shares were re-designated Platform Shares. On August 15, 2014, REMS 50/50 was reorganized from TWF into the Trust.
The REMS International Real Estate Value-Opportunity Fund (“REMS International”) commenced operations March 19, 2014 as a series of the Trust. Effective June 28, 2017, the REMS International Founders Shares were re-named Institutional Shares.
The REMS Value, REMS 50/50 and REMS International Funds currently offer Institutional, Platform and Z Shares. At December 31, 2017, there were no Z Shares outstanding for the Funds and there were no Platform Shares outstanding for REMS International.
The investment objectives of each Fund are as follows:
REMS Value - to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2017 — (Continued)

REMS 50/50 - to achieve a primary objective of high current income with a secondary objective of long-term capital growth through investment in the shares of publicly traded real estate securities.
REMS International - to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include REITs, real estate operating companies and other publicly traded companies whose asset base is primarily real estate.
The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation
Each Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined as of such times.
The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.
When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2017 — (Continued)
Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. Each Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to each Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Each Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
REMS Value
Common Stocks	$121,530,781	$—	$—	$121,530,871
Preferred Stocks	18,412,515	—	—	18,412,515
	$139,943,296	$—	$—	$139,943,296

Securities Sold Short	$(3,161,034)	$—	$—	$(3,161,034)
REMS 50/50
Common Stocks	$32,321,692	$—	$—	$32,321,692
Preferred Stock	38,501,609	—	—	38,501,609
	$70,823,301	$—	$—	$70,823,301
REMS International
Common Stocks	$49,072,190	$—	$—	$49,072,190
Exchange Traded Funds	2,733,075	—	—	2,733,075
Money Market	3,928,892	—	—	3,928,892
	$55,734,157	$—	$—	$55,734,157

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2017 — (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities by type and industry.
There were no transfers into or out of any levels during the year ended December 31, 2017 for any Fund. Each Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the year ended December 31, 2017.
Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
The Funds use a major financial institution as their prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Funds also borrow on margin for security purchases.
Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Funds’ investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Funds to concentration of credit risk with respect to the prime broker.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2017 — (Continued)

Federal Income Taxes
Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has reviewed each Fund’s tax positions for each of the open tax years (2014-2016) and expected to be taken in the 2017 tax returns, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.
Reclassification of Capital Accounts
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2017, the following reclassifications were made:
REMS Value – no reclassifications made.
REMS 50/50 – no reclassifications made.
REMS International – increased net investment income by $16,035, decreased accumulated net realized gain by $13,068 and decreased paid-in-capital by $2,967.
Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.
Currency Translation
The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2017 — (Continued)

of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.
Real Estate Investment Trust Securities
The Funds have made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of each Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITS and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.
Derivatives
REMS International may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the REMS International Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the REMS International Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2017 — (Continued)

volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.
The REMS International Fund follows the disclosure provisions of FASB ASC 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position, as well as disclosure about credit risk-related contingent features in derivative agreements. Disclosure regarding derivative fair value and gain (loss) by contract type is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings. The REMS International Fund values its derivatives at fair value, and recognizes changes in fair value currently in its Statement of Operations.
Short Sales
A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. Currently, the REMS Value and REMS International Funds engage in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. As of December 31, 2017,

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2017 — (Continued)

REMS 50/50 and REMS International Funds held no securities short. The value of securities sold short against collateral for REMS Value was as follows:
		Collateral	Segregated	Securities
	Securities	of Cash and	Cash of	Held of
Fund	Sold Short	Securities	Collateral	Collateral
REMS Value	$3,161,034	$6,712,715	$—	$6,712,715

The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Schedule of Investments. For the year ended December 31, 2017, short debit fees associated with such transactions were $138,431, $— and $2,149 for REMS Value, REMS 50/50 and REMS International, respectively.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
Pursuant to Investment Advisory Agreements, the Advisor, (REMS), provides investment advisory services for an annual fee on the average daily net assets of the Funds.
The Advisor received, waived and reimbursed expenses for the year ended December 31, 2017 for the Funds as follows:
		Management	Management	Expenses
Fund	Fee	Fee Earned	Fee Waived	Reimbursed
REMS Value	1.00%	$2,425,981	$102,084	$—
REMS 50/50	0.50%	416,860	88,366	—
REMS International	1.00%	406,098	406,098	49,445

REMS has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Funds do not exceed 1.25%, 0.70% and 0.25% of REMS Value, REMS 50/50 and REMS International, respectively, of the average daily net assets until April 30, 2028 for REMS Value and REMS 50/50 and December 31, 2017 for REMS International. Effective January 1, 2018, expenses may not exceed 0.50% for REMS International until March 31, 2018. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to REMS Value and

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2017 — (Continued)

REMS 50/50 during any of the previous three (3) years, less any reimbursement previously paid. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by REMS Value and REMS 50/50 with the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. The Advisor will have no opportunity to recoup the REMS International waivers and expense reimbursements at any time in the future.
The total amount of recoverable reimbursements as of December 31, 2017 and expiration dates are as follows:

Fund	Recoverable Reimbursements and Expiration Date
	2018	2019	2020	Total
REMS Value	$—	$29,628	$102,084	$131,712
REMS 50/50	46,006	68,549	88,366	202,921

The Board has adopted a Distribution Plan for each Fund's Platform Shares (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Funds may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to the distributor. The fee paid to the distributor is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the distributor to provide such services. Because these fees are paid out of the Platform Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and they therefore may be used to pay for certain expenditures related to financing distribution related activities of the Funds.
For the year ended December 31, 2017, the following fees under the Plan were incurred:
Fund	Class	Type of Plan	Fees Incurred
REMS Value	Platform	12b-1	$ 49,907
REMS 50/50	Platform	12b-1	6,087

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2017 — (Continued)

Each of the Funds has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services. For the year ended December 31, 2017, the following fees under the Plan were incurred:
Fund	Class	Type of Plan	Fees Incurred
REMS Value	Institutional	Shareholder Servicing	$ 208,183
REMS Value	Platform	Shareholder Servicing	26,691
REMS 50/50	Institutional	Shareholder Servicing	72,631
REMS 50/50	Platform	Shareholder Servicing	1,385
REMS International	Institutional	Shareholder Servicing	23,845

First Dominion Capital Corp. (“FDCC”) acts as the Funds’ principal underwriter in the continuous public offering of the Funds’ shares. For the year ended December 31, 2017, FDCC received $21,500, $12,000 and $- for services relating to distribution from REMS Value, REMS 50/50 and REMS International, respectively.
Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator and transfer and dividend disbursing agent and REMS Value’s and REMS 50/50’s pricing agent. For the year ended December 31, 2017, the following fees were earned:
		Transfer
Fund	Administration	Agent	Accounting
REMS Value	$ 57,465	$ 54,704	$ 58,605
REMS 50/50	10,011	23,313	16,638
REMS International	2,411	7,613	N/A

Certain officers of the Trust are also officers of CFS. Additionally, John H. Lively of the The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM , serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2017 — (Continued)
Note 3 – Investments
The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2017 were as follows:
Fund	Purchases	Sales
REMS Value	$94,801,950	$191,886,532
REMS 50/50	29,149,408	46,594,575
REMS International	43,743,595	17,088,780

These amounts do not include the following:
	Proceeds from	Sales of
Fund	short sales	short securities
REMS Value	$37,781,105	$40,406,061
REMS International	831,593	847,243

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.
Monthly income dividends declared by REMS Value and REMS 50/50 are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.
The tax character of distributions paid during the year ended December 31, 2017 and the year ended December 31, 2016 was as follows:
	Year ended	Year ended
	December 31,	December 31,
REMS Value	2017	2016
Distributions paid from:
Ordinary income	$7,280,576	$6,449,698
Realized gains	19,959,261	38,116,264
	$27,239,837	$44,565,962

REMS GROUP FUNDS

Notes to Financial Statements
December 31, 2017 — (Continued)

	Year ended	Year ended
	December 31,	December 31,
REMS 50/50	2017	2016
Distributions paid from:
Ordinary income	$2,974,081	$4,247,195
Realized gains	916,012	7,882,741
	$3,890,093	$12,129,936

	Year ended	Year ended
	December 31,	December 31,
REMS International	2017	2016
Distributions paid from:
Ordinary income	$1,342,935	$142,222
Realized gains	214,717	—
	$1,557,652	$142,222

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

			REMS
	REMS Value	REMS 50/50	International
Accumulated net investment income (loss)	$—	$424,255	$466,385
Accumulated net realized gain (loss)	608,686	1,219,317	755,039
Other accumulated losses	(4,677,165)	—	(723)
Net unrealized appreciation on investments	11,861,406	4,017,858	4,810,628
	$7,792,927	$5,661,430	$6,031,329

As of December 31, 2017, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

				Total
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
REMS Value	$130,027,999	$17,786,892	$(5,865,591)	$11,921,301
REMS 50/50	66,805,443	5,818,138	(1,800,280)	4,017,858
REMS International	50,924,886	5,404,803	(595,532)	4,809,271

For tax purposes, REMS Value had a current year post October capital loss of $4,677,165 and REMS International had a post October currency loss of $723. These losses will be recognized on the first business day of the Fund’s fiscal year, January 1, 2018.
The difference between book basis and tax basis distributable earnings is attributable primarily to the deferral of wash sales for REMS Value, REMS 50/50 and REMS International, deferral of post October capital losses for REMS Value and deferral of post October currency losses for REMS International.

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2017 — (Continued)

Note 5 – Capital Stock Transactions

Capital stock transactions were:
	REMS Value
	The year ended December 31, 2017
	Institutional Shares	Platform Shares
Shares sold	2,808,008	182,847
Shares reinvested	1,433,208	168,544
Shares redeemed	(11,167,871)	(906,428)
Net increase (decrease)	(6,926,655)	(555,037)

	Year ended December 31, 2016
	Institutional Shares	Platform Shares
Shares sold	5,090,453	330,071
Shares reinvested	1,976,151	217,922
Shares redeemed	(12,190,232)	(1,202,228)
Net increase (decrease)	(5,123,628)	(654,235)

	REMS 50/50
	The year ended December 31, 2017
	Institutional Shares	Platform Shares
Shares sold	1,033,714	3,795
Shares reinvested	251,787	8,343
Shares redeemed	(2,845,778)	(19,546)
Net increase (decrease)	(1,560,277)	(7,408)

	Year ended December 31, 2016
	Institutional Shares	Platform Shares
Shares sold	848,646	6,718
Shares reinvested	630,746	23,966
Shares redeemed	(2,113,949)	(21,076)
Net increase (decrease)	(634,557)	9,608

REMS International
The year ended December 31, 2017
Institutional Shares
Shares sold	3,107,933
Shares reinvested	118,563
Shares redeemed	(595,450)
Net increase (decrease)	2,631,046

Year ended December 31, 2016
Institutional Shares
Shares sold	1,274,181
Shares reinvested	9,841
Shares redeemed	(47,350)
Net increase (decrease)	1,236,672

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2017 — (Continued)

Note 6 – Commission Recapture Agreement
REMS Value entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and REMS Value and REMS 50/50 have entered into agreements with Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to REMS Value and REMS 50/50 by third-party service providers which are properly disclosed in the prospectus of the Funds. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to REMS Value’s and REMS 50/50’s administrator. There was no transfer to REMS Value’s or REMS 50/50’s administrator to offset operating expenses during the year ended December 31, 2017.
Note 7 – Risks and Concentrations
The Funds concentrate their assets in the real estate industry. An investment in the Funds involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Funds also engage in borrowing for leverage. The Funds have the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Funds may have no leverage for an extended period of time when the Funds believe that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).
Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.
The Funds will pay interest on these loans, and that interest expense will raise the overall expenses of the respective Fund and reduce its returns. If a Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure a Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2017 — (Continued)

other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.
To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.
Each Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 50 basis points. During the year ended December 31, 2017 the fees were as follows:
	Outstanding	Weighted	Maximum	Outstanding
	average daily	average	amount	balance as of	Interest
	balance	interest rate	outstanding	12/31/2017	Expense
REMS Value	$17,685	2.72%	$1,069,478	$—	$481
REMS 50/50	$217,474	2.17%	$4,338,243	$—	$4,711
REMS International	$1,071	3.62%	$24,051	$67	$39

REMS International invests a significant amount (7.02% of its net assets as of December 31, 2017) in UMB’s Money Market Fiduciary. UMB’s Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets. The performance of the Fund may be directly affected by the performance of UMB’s Money Market Fiduciary.

REMS GROUP FUNDS
Notes to Financial Statements
December 31, 2017 — (Continued)

Note 8 – Advances
Each Fund has the custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed a Fund’s or the 1940 Act’s limitation concerning borrowings. Each Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the year ended December 31, 2017:
		Weighted		Maximum	Outstanding
	Outstanding	Average		Amount	Balance at
	Average Daily	Interest	Interest	Outstanding	December 31,
Fund	Balance	Rate	Paid	during the Year	2017
REMS Value	$379,653	1.63%	$6,191	$21,848,843	$4,138,434
REMS 50/50	145,536	2.20%	3,203	4,671,487	305,492
REMS International	—	—	—	—	—

Note 9 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REMS GROUP FUNDS
Report of Independent Registered Public Accounting Firm
December 31, 2017

To the Board of Directors of the World Funds Trust and
Shareholders of REMS Funds
Richmond, Virginia
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the REMS Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund, and REMS International Real Estate Value-Opportunity Fund (the “Funds”), each a series of the World Funds Trust (the “Trust”), including the schedule of investments, as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statement of cash flows for the year then ended, with respect to the REMS Real Estate Value-Opportunity Fund, and the financial highlights for each of the five years in the period then ended, and with respect to the REMS International Real Estate Value-Opportunity Fund for each of the three years in the period then ended and for the period March 19, 2014 (commencement of operations) to December 31, 2014, and the related notes for the Funds (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, the results of their operations and cash flows, the changes in their net assets, and their financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audits to obtain

REMS GROUP FUNDS
Report of Independent Registered Public Accounting Firm
December 31, 2017 — (Continued)

reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 1, 2018

Supplemental Information World Funds Trust (The “Trust”)
December 31, 2017 (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.
Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.
Non-Interested Trustees

Number
of Funds
	Term of	Principal	in Fund	Other
	Office and	Occupation(s)	Complex	Directorships
Name, Age and	Length of	During the	Overseen	Held by
Position with the Trust	Time Served	Past Five Years	by Trustee	Trustee
David J. Urban	Indefinite,	Dean, Jones College of Business,	52	None
(62)	Since June 2010	Middle Tennessee State University
Trustee		since July 2013; Virginia
Commonwealth University, Professor
of Marketing from 1989 to 2013.
Mary Lou H. Ivey	Indefinite,	Accountant, Harris, Hardy &	52	None
(59)	Since June 2010	Johnstone, P.C., accounting firm,
Trustee		since 2008.
Theo H. Pitt, Jr.	Indefinite;	Senior Partner, Community Financial	52	Independent Trustee
(81)	Since August 2013	Institutions Consulting (bank		of Chesapeake
Trustee		consulting) since 1997 to present.		Investment Trust for
the one series of that
trust; Leeward
Investment Trust for
the one series of that
trust; Hillman
Capital Management
Investment Trust for
the one series of that
trust; and Starboard
Investment Trust for
the 17 series of that
trust; (all registered
investment
companies).

Supplemental Information

World Funds Trust (The “Trust”)

December 31, 2017 (unaudited) — (Continued)

Officers Who Are Not Trustees

Number
of Funds
	Term of	Principal	in Fund	Other
	Office and	Occupation(s)	Complex	Directorships
Name, Age and	Length of	During the	Overseen	Held by
Position with the Trust	Time Served	Past Five Years	by Trustee	Trustee
David Bogaert	Indefinite,	Managing Director of Business	N/A	N/A
(54)	Since August 2017	Development, Commonwealth
President and Principal		Fund Services, Inc., October
Executive Officer		2013 – present; Senior Vice
President of Business Development
and other positions for Huntington
Asset Services, Inc. from 1986
to 2013.
Karen M. Shupe	Indefinite,	Managing Director of Fund	N/A	N/A
(53)	Since June 2008	Operations, Commonwealth Fund
Treasurer and Principal		Services, Inc., 2003 to present.
Financial Officer
Ann T. MacDonald	Indefinite,	Director, Fund Administration	N/A	N/A
(63)	Since November	and Fund Accounting,
Assistant Treasurer	2015	Commonwealth Fund
Services, Inc., 2003 to present.
John H. Lively	Indefinite,	Attorney, The Law Offices of	N/A	N/A
(49)	Since November	John H. Lively & Associates, Inc.
Secretary	2013	(law firm), March 2010 to present:
Holly B. Giangiulio	Indefinite,	Managing Director, Corporate	N/A	N/A
(56)	Since November	Operations, Commonwealth Fund
Assistant Secretary	2015	Services, Inc., January 2015 to
present, Corporate Accounting and
HR Manager from 2010 to 2015.
Julian G. Winters	Indefinite,	Managing Member of Watermark	N/A	N/A
(49)	Since August 2013	Solutions, LLC (investment
Chief Compliance		compliance and consulting)
Officer		since March 2007.

Supplemental Information World Funds Trust (The “Trust”)
December 31, 2017 (unaudited) — (Continued)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
ADVISORY AGREEMENT
Advisory Agreement Approval for the REMS Real Estate Value-Opportunity Fund, the REMS Real Estate Income 50/50 Fund, and the REMS International Real Estate Value-Opportunity Fund
At a meeting held on November 14-15, 2017 (“Meeting”), the Board reviewed and discussed the approval of a New Investment Advisory Agreement (the “New Agreement”) between the World Funds Trust and Real Estate Management Services Group, LLC (the “Adviser” or “REMS”) in regard to the REMS Real Estate Value-Opportunity Fund, the REMS Real Estate Income 50/50 Fund, and the REMS International Real Estate Value-Opportunity Fund (collectively, the “REMS Funds”). Counsel noted that the Investment Company Act of 1940, as amended (the “1940 Act”) requires the approval of the investment advisory agreement between the Trust and its investment advisers by a majority of the Independent Trustees. The Board reflected on its discussions regarding the New Agreement and the manner in which each of the REMS Funds was managed with representatives from REMS earlier in the Meeting.
Counsel reviewed with the Board the memorandum from Counsel dated October 19, 2017 and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving

Supplemental Information World Funds Trust (The “Trust”)
December 31, 2017 (unaudited) — (Continued)

the New Agreement between REMS and the Trust on behalf of each of the REMS Funds. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the New Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the REMS Funds and REMS; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the REMS Funds; (iv) the extent to which economies of scale would be realized if the REMS Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the REMS Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.
In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the New Agreement, including: (i) reports regarding the services and support provided to the REMS Funds and their shareholders; (ii) quarterly assessments of the investment performance of the REMS Funds; (iii) commentary on the reasons for the performance; (iv) presentations by REMS Funds’ management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the REMS Funds; (v) compliance reports concerning the REMS Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the New Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the REMS Funds, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information

Supplemental Information World Funds Trust (The “Trust”)
December 31, 2017 (unaudited) — (Continued)

for other mutual funds with strategies similar to the REMS Funds; (iii) the anticipated effect of size on the REMS Funds’ performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the REMS Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the New Agreement and each Trustee may have afforded different weight to the various factors.
In deciding whether to approve the New Agreement, the Trustees considered numerous factors, including:
The nature, extent, and quality of the services provided by REMS.
In this regard, the Board considered the responsibilities REMS has under the New Agreement. The Board reviewed the services provided by REMS to the REMS Funds including, without limitation: REMS’ procedures for formulating investment recommendations and assuring compliance with the REMS Funds’ investment objectives and limitations; its coordination of services for the REMS Funds among the REMS Funds’ service providers; and its efforts to promote the REMS Funds, grow their assets, and assist in the distribution of REMS Funds’ shares. The Board considered: REMS’ staffing, personnel, and methods of operating; the education and experience of REMS personnel as well as their specific skill set suited to continue implementing each REMS Fund’s investment strategy; and REMS’ compliance program, policies, and procedures. After reviewing the foregoing and further information from REMS, the Board concluded that the quality, extent, and nature of the services provided by REMS were satisfactory and adequate for each of the REMS Funds.
Investment Performance of the REMS Funds and REMS.
In considering the investment performance of the REMS Funds and the Adviser, the Trustees compared the short- and long- term performance of the REMS Funds with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees also compared the short- and long- term performance of the REMS Funds (other than the REMS International Real Estate Value-Opportunity Fund) with the performance of other accounts managed by the Adviser with similar objectives, strategies and holdings as those of the REMS Funds. The Trustees noted that the performance was similar between the REMS Funds and the other accounts and that, according to the Adviser, any differences should be attributed to cash flow and differences in restrictions placed on the separate accounts relative to the REMS Funds. It was noted that the REMS Real Estate Value-Opportunity Fund’s

Supplemental Information World Funds Trust (The “Trust”)
December 31, 2017 (unaudited) — (Continued)

one-, three-, five-, and ten- year returns for the period ended September 30, 2017 ranked in the second quartile, bottom quartile, second quartile and top quartile, respectively, relative to its Morningstar peer group. The REMS Real Estate Value-Opportunity Fund’s peer group consists of nineteen, eighteen, sixteen, and eleven mutual funds, respectively, within the Morningstar Real Estate Category for each of those periods. It was noted that one-year returns for the period ended September 30, 2017 for the Real Estate Value-Opportunity Fund lagged its benchmark, the FTSE NAREIT Equity REIT Index and the Morningstar custom category median (i.e., 61 Real Estate funds with average net assets between $30 million and $2 billion). It was noted that the REMS Real Estate Income 50/50 Fund’s one-, three- and five-year returns for the period ended September 30, 2017 ranked in the top quartile, third quartile and bottom quartile, respectively, relative to its Morningstar peer group. The REMS Real Estate Income 50/50 Fund’s peer group consists of seventeen, sixteen, and thirteen mutual funds, respectively, within the Morningstar Real Estate Category for each of those periods. The Trustees noted that the REMS Real Estate Income 50/50 Fund’s one-year return through September 30, 2017 exceeded both the Morningstar custom category (i.e., 61 Real Estate funds with assets between $10 million and $600 million) and the Morningstar peer group but trailed its benchmark, the FTSE NAREIT Equity REIT Index. The Trustees noted that the REMS International Real Estate Value-Opportunity Fund’s one- and three-year performance record for the period ended September 30, 2017 ranked in the top quartile, respectively, as compared to its peer group. The REMS International Real Estate Value-Opportunity Fund’s peer group consists of eleven and ten mutual funds, respectively, within the Morningstar Global Real Estate Category that focused on international (ex-U.S.) real estate companies for each of those periods. It was noted that the REMS International Real Estate Value-Opportunity Fund’s one- and three- year returns exceeded its benchmark, the FTSE EPRA/NAREIT Global Ex U.S. Index, and the median returns of its Morningstar custom category (i.e., 60 Global Real Estate Funds) and Morningstar peer group. Based on these considerations, the Board concluded that the performance of each of the REMS Funds was satisfactory.
The costs of the services provided and profits realized by REMS from the relationship with the REMS Funds.
In considering the costs of the services provided and profits realized by REMS from the relationship with the REMS Funds, the Trustees considered REMS’ staffing, personnel, and methods of operating; the financial condition of REMS and the level of commitment to the REMS Funds by REMS and its principals; the asset levels of the REMS Funds; and the overall expenses of the REMS Funds. The

Supplemental Information World Funds Trust (The “Trust”)
December 31, 2017 (unaudited) — (Continued)

Trustees considered financial statements of REMS and discussed the financial stability and profitability of the firm. The Trustees noted that REMS was profitable. The Trustees considered the fees and expenses of the REMS Funds (including the advisory fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. It was noted that for the REMS Real Estate Value-Opportunity Fund its net expense ratio and investment advisory fee both ranked in the bottom quartile relative to both its Morningstar peer group and Morningstar custom category average. The Trustees considered the Adviser’s position that the higher advisory fee is justified due to the Fund’s complicated investment strategy, which includes the ability to invest in any public real estate company, regardless of size, and the ability to use leverage and short sell securities. It was noted that the REMS Real Estate Income 50/50 Fund’s net expense ratio and investment advisory fee both rank in the top quartile as compared to its Morningstar peer group and Morningstar custom category. It was noted that the REMS International Real Estate Value-Opportunity Fund’s net expense ratio and net investment advisory fee both ranked in the top percentiles as compared to its Morningstar peer group and Morningstar custom category. The Trustees discussed the Adviser’s practice to waive its entire advisory fee as it relates to the REMS International Real Estate Value-Opportunity Fund and the positive impact this has had on the Fund’s net expense ratio. The Trustees also considered what the Fund’s net expense ratio would be if the Adviser discontinued this waiver. It was noted that the REMS Funds have expense limitation arrangements in place that provide shareholders with a competitive overall expense ratio. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to REMS by each of the REMS Funds were fair and reasonable.
The extent to which economies of scale would be realized as the REMS Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the REMS Funds’ investors.
In this regard, the Trustees considered the REMS Funds’ fee arrangements with REMS. The Trustees determined that although the advisory fee would stay the same as asset levels increased, the shareholders of the REMS Funds would benefit from the expense limitation arrangements in place for each of the REMS Funds. The Trustees also noted that the REMS Funds would benefit from economies of scale under its agreements with some of its service providers other than REMS. Following further discussion of the REMS Funds’ asset levels, expectations for growth, and levels of fees, as well as the other contractual fee structures that

Supplemental Information World Funds Trust (The “Trust”)
December 31, 2017 (unaudited) — (Continued)

were in place for the REMS Funds, the Trustees determined that each of the REMS Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and structured so as to allow each of the REMS Funds to realize the benefits of economies of scale as each of the REMS Funds grow, as well as immediately because of the expense limitation arrangements.
Possible conflicts of interest and benefits derived by REMS.
In considering REMS’ practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the REMS Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the REMS Funds and/or REMS’ other accounts; and the substance and administration of REMS’ Code of Ethics. It was also noted that separately managed accounts by REMS were generally available only to accounts with a minimum investment of $5 million. It was noted that REMS had no affiliates. Based on the foregoing, the Trustees determined that REMS’ standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that REMS indicated that it may benefit from increased market exposure by its association with the Trust.
After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the New Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreements for a two-year term.
After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreement for an initial two-year term.

REMS GROUP FUNDS

Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs , including redemption fees on certain redemptions made within 90 days of purchase (Institutional and Platform shares of REMS 50/50 and REMS International) and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2017 and held for the period ended December 31, 2017.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period ended” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

REMS GROUP FUNDS
Fund Expenses (unaudited) (Continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During
	Value	Value	Expense	Period Ended*
	(7/1/17)	(12/31/17)	Ratio***	(12/31/17)
REMS Value
Institutional Class Actual	$1,000	$987.50	1.53%	$7.66
Institutional Class Hypothetical**	$1,000	$1,017.35	1.53%	$7.78
Platform Class Actual	$1,000	$986.10	1.78%	$8.91
Platform Class Hypothetical**	$1,000	$1,016.10	1.78%	$9.05
REMS 50/50
Institutional Class Actual	$1,000	$1,019.50	0.71%	$3.61
Institutional Class Hypothetical**	$1,000	$1,021.45	0.71%	$3.62
Platform Class Actual	$1,000	$1,016.90	0.96%	$4.88
Platform Class Hypothetical**	$1,000	$1,020.20	0.96%	$4.89
REMS International
Institutional Class Actual	$1,000	$1,098.50	0.26%	$1.38
Institutional Class Hypothetical**	$1,000	$1,023.70	0.26%	$1.33

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

**	5% return before expenses
***
For the period ended December 31, 2017, fees waived by the Advisor reduced the annualized expense ratio by 0.04% and 0.08% for the REMS Value Institutional Class and Platform Class, respectively and by, 0.11% and 1.11% for the REMS 50/50 and REMS International Funds, respectively.

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Investment Advisor:
Real Estate Management Services Group, LLC
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103
Transfer Agent and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Fund Accounting (REMS Value and REMS 50/50):
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 210
Leawood, Kansas 66211
More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. toll-free at (800) 673-0550.

REMSGroup

REAL ESTATE MANAGEMENT
SERVICES GROUP, LLC

Annual Report to Shareholders

SELECT VALUE REAL ESTATE SECURITIES FUND

SELECT VALUE REAL ESTATE SECURITIES FUND
Table of Contents
December 31, 2017

Page
Shareholder Letter	2
Holdings by Type as Percentage of Net Assets	3
Schedule of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	18
Supplemental Information	20
Fund Expenses	27
Important Disclosure Statements	29

1

SELECT VALUE REAL ESTATE SECURITIES FUND
Shareholder Letter
December 31, 2017
Dear Real Estate Select Value Fund Investors:
Public real estate performed well at the property level in 2017, but lagged broader stock market returns by a wide margin during a bull market year for both domestic and international equities. For the year public real estate indices generated positive single-digit returns driven by returns by a narrow group of real estate enterprises in the emerging infrastructure sector such as cell towers and data centers, which have introduced a technology flavor to REIT indices. In more traditional sectors of real estate the impact of “online” consumer demand drove favorable share prices for industrial real estate but negative share prices for public retail real estate. For the most part, the other core commercial real estate sectors (apartments, hotels, offices) produced mixed public market pricing despite continued solid fundamentals.
The Real Estate Select Value Fund returned 0.2% in its first two months of operations of November and December 2017, compared to the NAREIT Equity REIT Index which returned 1.6% for the same period. Results were impacted by higher than normal cash levels during the initial investment period.
For over twenty years through various cycles and market changes REMS remains true to the singular focus on commercial real estate as a separate asset class using public market equities as a currency to acquire attractive well located real estate at a discount to private market pricing with above average cash flow prospects. This strategy mirrors an appropriately diversified private market real estate position in a public portfolio format. Portfolio positioning is by design oriented away from REIT index and ETF returns in order to more closely resemble real estate returns and project real estate as an asset class.
Our focus continues to be on real estate value opportunities emerging over the back half of the economic cycle. These situations include selected real estate asset enterprises with unrealized real estate gains, improving credit ratings and experienced platforms for reinvestment or distribution to shareholders; non-gateway office, particularly sunbelt markets, which offer another attractive real estate value cash flow opportunity under the radar of Wall Street; and specialty hotel assets disconnected in public market value with high cash flow yield and positioned for an increase in economic growth.
These real estate targets are evident in our holdings, where there is little overlap with high profile REITs and the theme is singular special situations with unusual real estate value creation opportunity and specific catalysts to realize capital returns. We expect continued opportunities in public real estate in the year ahead.
As always, we thank you for your investment in the Fund and your continued interest and support.

Sincerely, Edward W. Turville, CFA Managing Director	John E. Webster President

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SELECT VALUE REAL ESTATE SECURITIES FUND
Portfolio Holdings by Industry
As of December 31, 2017 (unaudited)

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SELECT VALUE REAL ESTATE SECURITIES FUND
Portfolio Holdings by Industry
As of December 31, 2017 (unaudited)
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SELECT VALUE REAL ESTATE SECURITIES FUND

Schedule of Investments
As of December 31, 2017

		Fair
Security Description	Shares	Value

COMMON STOCK – 77.89%
Diversified/Other – 27.80%
Colony NorthStar, Inc.	270,200	$ 3,082,982
Gramercy Property Trust	82,100	2,188,786
iStar Financial, Inc.	228,000	2,576,400
JBG SMITH Properties	48,200	1,673,986
Kennedy-Wilson Holdings, Inc.	189,800	3,293,030
VEREIT, Inc.	352,700	2,747,533
		15,562,717
Healthcare – 9.42%
Brookdale Senior Living Inc.*	226,678	2,198,777
HCP, Inc.	117,800	3,072,224
		5,271,001
Hotel – 8.29%
Hersha Hospitality Trust	126,900	2,208,060
RLJ Lodging Trust	110,600	2,429,882
		4,637,942
Multi-Family/Housing – 5.41%
American Homes 4 Rent	88,300	1,928,472
Five Point Holdings, LLC “A”*	77,900	1,098,390
		3,026,862
Office/Industrial – 18.43%
Brandywine Realty Trust	121,600	2,211,904
City Office REIT, Inc.	170,600	2,219,506
Cousins Properties	228,000	2,109,000
Empire State Realty Trust Inc. “A”	116,800	2,397,904
New York REIT, Inc.*	350,100	1,375,893
		10,314,207
Retail – 8.54%
Brixmor Property Group, Inc.	136,800	2,552,688
Kite Realty Group Trust	77,700	1,522,920
Washington Prime Group	98,700	702,744
		4,778,352
TOTAL COMMON STOCK		43,591,081
(Cost: $43,870,099)

See Notes to Financial Statements

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SELECT VALUE REAL ESTATE SECURITIES FUND

Schedule of Investments
As of December 31, 2017

		Fair
Security Description	Shares	Value

PREFERRED STOCK – 5.74%
Diversified/Other – 2.46%
Colony NorthStar Inc., Series J, 7.125%	28,300	$ 708,349
iStar Financial, Inc., Series G, 7.650%	7,130	181,957
iStar Financial, Inc., Series I, 7.500%	8,907	225,961
VEREIT Inc., Series F, 6.700%	10,200	260,814
		1,377,081
Hotel – 1.31%
Summit Hotel Properties, Series E, 6.250%	28,700	736,729
Mortgage REIT – 0.98%
Resource Capital Corp., Series B, 8.250%	21,900	547,281
Office – 0.99%
City Office REIT, Series A, 6.625%	22,000	553,960
TOTAL PREFERRED STOCKS		3,215,051
(Cost: $3,196,558)

EXCHANGE TRADED FUNDS – 2.00%
REAL ESTATE – 2.00%
Vanguard REIT ETF	13,500	1,120,230
(Cost: $1,116,333 )

MONEY MARKET – 14.11%
Money Market Fiduciary, 0.00274%**	7,896,873	7,896,873
(Cost: $7,896,873)
NET INVESTMENTS IN SECURITIES – 99.74%
(Cost: $56,079,863)		55,823,235
Other assets, net of liabilities – 0.26%		145,108
NET ASSETS – 100.00%		$ 55,968,343

*	Non-income producing
**	Effective 7 day yield as of December 31, 2017
See Notes to Financial Statements
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SELECT VALUE REAL ESTATE SECURITIES FUND

Statement of Assets and Liabilities

December 31, 2017

ASSETS
Investments at fair value (identified cost of $56,079,863)	$55,823,235
Dividends and interest receivable	278,472
Receivable for capital stock sold	140,700
Prepaid expenses	30,687
TOTAL ASSETS	56,273,094
LIABILITIES
Payable for securities purchased	269,157
Accrued investment management fees	32,617
Accrued administration, transfer agency and accounting fees	1,432
Other accrued expenses	1,545
TOTAL LIABILITIES	304,751
NET ASSETS	$55,968,343
Net Assets Consist of:
Paid-in-capital applicable to 5,586,922 no par value shares of beneficial interest
outstanding, unlimited shares authorized	$55,974,431
Accumulated net investment income	165,172
Accumulated net realized gain (loss) on investments	85,368
Accumulated net unrealized appreciation (depreciation) on investments	(256,628)
Net Assets	$55,968,343
NET ASSET VALUE PER SHARE
Z Class Shares:
Net Assets	$55,968,343
Shares Outstanding (Unlimited number of shares authorized without par value)	5,586,922
Net Asset Value, Offering and Redemption Price Per Share	$10.02

See Notes to Financial Statements
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SELECT VALUE REAL ESTATE SECURITIES FUND

Statement of Operations

Period October 31, 2017* to December 31, 2017

INVESTMENT INCOME
Dividends	$ 232,394
Interest	355
Total investment income	232,749
EXPENSES
Investment management fees (Note 2)	52,307
Recordkeeping and administrative services (Note 2)	641
Accounting fees (Note 2)	1,636
Custodian fees	1,254
Transfer agent fees (Note 2)	1,272
Professional fees	3,709
Filing and registration fees	94
Compliance fees	468
Shareholder reporting	3,936
Other	2,260
Total expenses	67,577
Net investment income (loss)	165,172
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	85,368
Net increase (decrease) in unrealized appreciation (depreciation)
of investments	(256,628)
Net realized and unrealized gain (loss) on investments	(171,260)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (6,088)

*	Inception Date
See Notes to Financial Statements
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SELECT VALUE REAL ESTATE SECURITIES FUND

Statement of Changes in Net Assets

Period
October 31, 2017**
to December 31, 2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$165,172
Net realized gain (loss) on investments	85,368
Net increase (decrease) in unrealized appreciation (depreciation)
of investments	(256,628)
Increase (decrease) in net assets from operations	(6,088)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Z Class	56,004,360
Shares redeemed
Z Class	(29,929)
Increase (decrease) in net assets from capital stock transactions	55,974,431
NET ASSETS
Increase (decrease) during period	55,968,343
Beginning of period	—
End of period*	$55,968,343
*Includes undistributed net investment income (loss) of:	$165,172

**	Inception date.
See Notes to Financial Statements
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SELECT VALUE REAL ESTATE SECURITIES FUND

Financial Highlights
Selected per Share Data Throughout each Period

	Z Class Shares(1)
	Period
	October 31, 2017***
	to December 31, 2017
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investments	(0.02)
Total from investment activities	0.02
Net asset value, end of period	$10.02
Total Return	0.20	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses	0.90	%*
Net investment income	2.21	%*
Portfolio turnover rate	0.92	%**
Net assets, end of period (000's)	$55,968

(1)	Per share amounts calculated using the average number of shares outstanding throughout the year.
*	Annualized
**	Not Annualized
***	Inception date

See Notes to Financial Statements
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SELECT VALUE REAL ESTATE SECURITIES FUND
Notes to Financial Statements
December 31, 2017

Note 1 – Significant Accounting Policies
The Select Value Real Estate Securities Fund (the “Fund”) is a non-diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund commenced operations on October 31, 2017. The Fund currently offers class Z shares only.
The investment objective of the Fund is to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.
The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation
The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.
The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio
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SELECT VALUE REAL ESTATE SECURITIES FUND
Notes to Financial Statements
December 31, 2017 — (Continued)

security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are in U.S. equity securities traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.
When the Fund uses fair value pricing to determine the NAV per share of a Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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SELECT VALUE REAL ESTATE SECURITIES FUND
Notes to Financial Statements
December 31, 2017 — (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:
		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$43,591,081	$—	$—	$43,591,081
Preferred Stocks	3,215,051	—	—	3,215,051
Exchange Traded Funds	1,120,230	—	—	1,120,230
Money Market	7,896,873	—	—	7,896,873
	$55,823,235	$—	$—	$55,823,235

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.
There were no transfers into or out of any levels during the period October 31, 2017 to December 31, 2017. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the period October 31, 2017 to December 31, 2017.
Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net
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SELECT VALUE REAL ESTATE SECURITIES FUND
Notes to Financial Statements
December 31, 2017 — (Continued)

investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has reviewed the Fund’s tax positions expected to be taken in the 2017 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.
Reclassification of Capital Accounts
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period October 31, 2017 to December 31, 2017, there were no such reclassifications.
Real Estate Investment Trust Securities
The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.
Note 2 – Investment Advisory Agreement and Other Transactions with Affiliates
Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment Advisory services for an annual fee of 0.70% of the average daily net assets of the Fund.
The Advisor received $52,307 in such fees for the period October 31, 2017 to December 31, 2017.
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SELECT VALUE REAL ESTATE SECURITIES FUND
Notes to Financial Statements
December 31, 2017 — (Continued)

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. For the period October 31, 2017 to December 31, 2017, the following fees were earned:
Administration	Transfer Agent	Accounting
$ 641	$ 1,272	$ 1,636

Certain officers of the Trust are also officers of CFS. Additionally, John H. Lively of the The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM , serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and the proceeds from sales of securities other than short-term notes for the period October 31, 2017 to December 31, 2017 were as follows:
Purchases	Sales
$ 48,798,523	$ 206,091

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.
Quarterly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.
For the period October 31, 2017 to December 31, 2017 there were no such distributions.
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SELECT VALUE REAL ESTATE SECURITIES FUND
Notes to Financial Statements
December 31, 2017 — (Continued)

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:
Ordinary Income	$165,172
Net realized gain (loss) on investments	85,937
Net unrealized depreciation on investments	(257,197)
$(6,088)

The difference between book basis and tax basis distributable earnings is attributable primarily to tax deferral of losses on wash sales.
As of December 31, 2017, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:
Total
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$56,080,432	$573,184	$(830,381)	$(257,197)

Note 5 – Capital Stock Transactions

Capital stock transactions were:
Period
October 31, 2017 to
December 31, 2017
Z Class Shares
Shares sold	$5,589,910
Shares redeemed	(2,988)
Net increase (decrease)	$5,586,922

Note 6 – Risks and Concentrations
The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Fund may have no leverage for an extended period of time when the Fund believes that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).
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SELECT VALUE REAL ESTATE SECURITIES FUND
Notes to Financial Statements
December 31, 2017 — (Continued)

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.
The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.
To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.
During the period October 31, 2017 to December 31, 2017, the Fund did not borrow for leverage.
Note 7 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.
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SELECT VALUE REAL ESTATE SECURITIES FUND
Report of Independent Registered Public Accounting Firm
December 31, 2017

To the Board of Trustees of the World Funds Trust and the shareholders of Select Value Real Estate Securities Fund Richmond, Virginia
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Select Value Real Estate Securities Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of December 31, 2017, the related statement of operations, the statement of changes in net assets, and financial highlights for the period October 31, 2017 (commencement of operations) to December 31, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations, the changes in its net assets, and the financial highlights for the period October 31, 2017 (commencement of operations) to December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
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SELECT VALUE REAL ESTATE SECURITIES FUND
Report of Independent Registered Public Accounting Firm
December 31, 2017 — (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 1, 2018
19

Supplemental Information World Funds Trust (The “Trust”)
December 31, 2017 (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.
Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.
Non-Interested Trustees

Number
	Term of		of Funds
	Office and	Principal	in Fund	Other
Name, Age	Length of	Occupation(s)	Complex	Directorships
and Position	Time	During the	Overseen	Held by
with the Trust	Served	Past Five Years	by Trustee	Trustee
David J. Urban	Indefinite,	Dean, Jones College of Business,	52	None
(62)	Since June 2010	Middle Tennessee State University
Trustee		since July 2013; Virginia
Commonwealth University,
Professor of Marketing from
1989 to 2013.
Mary Lou H. Ivey	Indefinite,	Accountant, Harris, Hardy &	52	None
(59)	Since June 2010	Johnstone, P.C., accounting firm,
Trustee		since 2008.
Theo H. Pitt, Jr.	Indefinite;	Senior Partner, Community	52	Independent Trustee of
(81)	Since	Financial Institutions Consulting		Chesapeake
Trustee	August 2013	(bank consulting) since 1997		Investment Trust for the
		to present.		one series of that trust;
Leeward Investment Trust
for the one series of that
trust; Hillman Capital
Management Investment
Trust for the one series of
that trust; and Starboard
Investment Trust for the
17 series of that trust; (all
registered investment
companies).

20

Supplemental Information

World Funds Trust (The “Trust”)

December 31, 2017 (unaudited) (Continued)

Officers Who Are Not Trustees

Number
	Term of		of Funds
	Office and	Principal	in Fund	Other
Name, Age	Length of	Occupation(s)	Complex	Directorships
and Position(s)	Time	During the	Overseen	Held by
with the Trust	Served	Past Five Years	by Trustee	Trustee
David Bogaert	Indefinite,	Managing Director of Business	N/A	N/A
(54)	Since	Development, Commonwealth
President and	August 2017	Fund Services, Inc.,
Principal Executive		October 2013 – present; Senior
Officer		Vice President of Business
Development and other positions
for Huntington Asset Services, Inc. from 1986 to 2013.
Karen M. Shupe	Indefinite,	Managing Director of Fund	N/A	N/A
(53)	Since June 2008	Operations, Commonwealth Fund
Treasurer and		Services, Inc., 2003 to present.
Principal Financial
Officer
Ann T. MacDonald	Indefinite,	Director, Fund Administration and	N/A	N/A
(63)	Since	Fund Accounting, Commonwealth
Assistant Treasurer	November 2015	Fund Services, Inc.,
2003 to present.
John H. Lively	Indefinite,	Attorney, The Law Offices of	N/A	N/A
(49)	Since	John H. Lively & Associates, Inc.
Secretary	November 2013	(law firm), March 2010 to present:
Holly B. Giangiulio	Indefinite,	Managing Director, Corporate	N/A	N/A
(56)	Since	Operations, Commonwealth Fund
Assistant Secretary	November 2015	Services, Inc., January 2015 to
present, Corporate Accounting and
HR Manager from 2010 to 2015.
Julian G. Winters	Indefinite,	Managing Member of Watermark	N/A	N/A
(49)	Since	Solutions, LLC (investment
Chief Compliance	August 2013	compliance and consulting) since
Officer		March 2007.

21

Supplemental Information World Funds Trust (The “Trust”)
December 31, 2017 (unaudited) (Continued)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings will be available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
ADVISORY AGREEMENT APPROVAL FOR THE SELECT VALUE REAL ESTATE SECURITIES FUND
At a meeting held on July 14, 2017, the Board of Trustees (the “Board”) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Real Estate Management Services Group, LLC (the “Adviser”) in regard to the Select Value Real Estate Securities Fund (the “REMS Fund”).
Counsel again reviewed with the Board the memorandum from Counsel dated June 22, 2017 and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the REMS Fund and REMS; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the REMS Fund; (iv) the extent to which economies of scale would be realized if the REMS Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the REMS Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest.
22

Supplemental Information World Funds Trust (The “Trust”)
December 31, 2017 (unaudited) (Continued)

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings pertaining to REMS services to other mutual funds, information specifically prepared and/or presented in connection with this approval process, as well as information presented to the Board in the Adviser’s presentation at the Meeting. The Board requested and was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to the REMS Fund and its targeted shareholders; (ii) presentations by REMS addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the REMS Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (iv) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the REMS Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the REMS Fund; (iii) the anticipated effect of size on the REMS Fund’s expected expenses; and (iv) benefits to be realized by the Adviser from its relationship with the REMS Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.
In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:
The nature, extent, and quality of the services to be provided by REMS.
In this regard, the Board considered the responsibilities REMS would have under the Advisory Agreement. The Board reviewed the services to be provided by REMS to the REMS Fund including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the
23

Supplemental Information World Funds Trust (The “Trust”)
December 31, 2017 (unaudited) (Continued)

REMS Fund’s investment objectives and limitations; its coordination of services for the REMS Fund among the REMS Fund’s service providers; and the anticipated efforts to promote the REMS Fund, grow its assets, and assist in the distribution of REMS Fund’s shares. The Board considered: REMS’ staffing, personnel, and methods of operating; the education and experience of REMS personnel as well as their specific skill set suited to continue implementing the REMS Fund’s investment strategy; and REMS’ compliance program, policies, and procedures. After reviewing the foregoing and further information from REMS, the Board concluded that the quality, extent, and nature of the services to be provided by REMS were satisfactory and adequate for the REMS Fund.
Investment Performance of the REMS Fund and REMS.
The Trustees noted that the REMS Fund had not yet commenced operations and had no performance. It was noted that the Adviser represented that it does not offer separate accounts for other institutional investors in the same strategy as proposed for the REMS Fund. The one-year performance returns for a strategy most similar to that proposed for the REMS Fund was provided to the Trustees. The Trustees noted, however, that this particular strategy and its returns would differ from what could be expected for the REMS Fund because the REMS Fund strategy anticipated a higher percentage holding in cash and no use of leverage.
The costs of the services to be provided and profits to be realized by REMS from the relationship with the REMS Fund.
In considering the costs of the services to be provided and profits to be realized by REMS from the relationship with the REMS Fund, the Trustees considered REMS’ staffing, personnel, and methods of operating; the financial condition of REMS and the level of commitment to the REMS Fund by REMS and its principals; the expected asset levels of the REMS Fund; and the projected overall expenses of the REMS Fund. The Trustees considered financial statements of REMS and discussed the financial stability and productivity of the firm. The Trustees considered the proposed management fee for the REMS Fund and expected expenses of the REMS Fund. The Trustees noted that the proposed advisory fee of 0.70% was 5 basis points below the Morningstar Peer Group Category median of Real Estate Funds. The Trustees considered the fees charged by REMS relative to other mutual funds that it advised and considered the differences and the reasons for such differences, and it determined that such differences were justified in light of the nature of the investment strategies of the REMS Fund and the unique target
24

Supplemental Information World Funds Trust (The “Trust”)
December 31, 2017 (unaudited) (Continued)

audience of this particular product. It also noted that the expected overall gross expense ratio of 0.85% was less than that of the Peer Group Category median. Following this review, the Trustees concluded that the fees to be paid to REMS by the REMS Fund was fair and reasonable.
The extent to which economies of scale would be realized as the REMS Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the REMS Fund’s investors.
In this regard, the Board considered the REMS Fund’s fee arrangements with REMS. The Trustees noted that the management fee level would remain the same at all asset levels and there would not be an expense limitation arrangement. The Trustees noted, however, that the overall expected gross expense ratio for the REMS Fund was very competitive to its Peer Group. The Trustees determined that the fee arrangement, in light of all facts and circumstances, was fair and reasonable.
Possible conflicts of interest and benefits derived by REMS.
In considering REMS’ practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the REMS Fund; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the REMS Fund and/or REMS’ other accounts; and the substance and administration of REMS’ Code of Ethics. It was noted that REMS had no affiliates. Based on the foregoing, the Board determined that REMS’ standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that REMS indicated that it may benefit from increased market exposure by its association with the Trust.
After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement for initial two-year term.
Special Note: At a special meeting of the Board of Trustees held on September 20, 2017, the Trustees reviewed and considered a New Investment Advisory Agreement (the “New Agreement”) between the Trust and the Adviser with regard to the REMS Fund.
25

Supplemental Information World Funds Trust (The “Trust”)
December 31, 2017 (unaudited) (Continued)

Below is the discussion that occurred at the September 20, 2017 meeting at which time the Trustees considered the New Agreement with the Adviser for the REMS Fund.
In regard to the New Agreement, Counsel noted that following the Board’s approval of the Advisory Agreement at its special meeting held in July 2017, the Adviser’s operational personnel reviewed the form of agreement and advised the Trust’s administrator that it would like to utilize a more modernized form of agreement. Counsel indicated that the form of agreement that was presented to the Board at the time that the REMS Fund was established was based off of the form of agreement that is in place for other REMS Funds and that form of agreement had been put in place many years ago and could, in some respects, be considered a bit dated although there were no material issues with its operation. Counsel then reviewed the differences between the two forms of agreement and responded to questions from the Trustees. Counsel then directed the Trustees to a letter from the Adviser’s management contained in the Meeting Materials and indicating that information provided by the Adviser in connection with the full 15c presentation for the REMS Fund at the special meeting in July 2017 is still accurate and current with no material changes.
26

SELECT VALUE REAL ESTATE SECURITIES FUND
Fund Expenses (unaudited)
Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 31, 2017 and held for the period ended December 31, 2017.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
27

SELECT VALUE REAL ESTATE SECURITIES FUND

Fund Expenses (unaudited) (Continued)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	(10/31/17***
	(10/31/17)	(12/31/17)	Ratio*	to 12/31/17)
Z Class Actual	$1,000	$1,002.00	0.90%	$1.51
Z Class Hypothetical**	$1,000	$1,020.50	0.90%	$1.52

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 61 days in the most recent period, divided by 365 days in the current year.

**	5% return before expenses
***	Inception date
28

SELECT VALUE REAL ESTATE SECURITIES FUND
Important Disclosure Statements

Each Fund's prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2017 and are subject to change at any time.
The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.
29

Investment Advisor:
Real Estate Management Services Group, LLC
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103
Transfer Agent and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Fund Accounting:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 210
Leawood, Kansas 66211
More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. toll-free at (800) 673-0550.
30

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)  The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $64,500 for 2017 and $54,000 for 2016.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2017 and $0 for 2016.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $15,000 for 2017 and $13,000 for 2016.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2017 and $0 for 2016.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the REMS funds .

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2017 and $0 for 2016.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: March 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: March 12, 2018

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Financial Officer
Date: March 12, 2018

* Print the name and title of each signing officer under his or her signature.